STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 2,864,421	$ 2,807,614	$ 3,039,363
EXPENSES
Charges for mortality and expense risk, and for administration	553,452	548,820	546,279
NET INVESTMENT INCOME	2,310,969	2,258,794	2,493,084
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	692,575	2,098,833	1,366,521
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	(562,670)	(108,384)
NET GAIN (LOSS) ON INVESTMENTS	692,575	1,536,163	1,258,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,003,544	$ 3,794,957	$ 3,751,221